Note 13 - Stock Warrants and Warrant Liability	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Disclosure Text Block [Abstract]
Derivatives and Fair Value [Text Block]

12. Stock Warrants and Warrant Liability

During March 2009, in connection with an equity financing, we issued Series E Warrants to purchase 334,822 shares of common stock at an exercise price of $5.36 per share. The fair value of the warrants was estimated using Black-Scholes with the following weighted average assumptions: risk-free interest rate of 2.69%, an expected life of five years; an expected volatility factor of 112% and a dividend yield of 0.0%. The value assigned to these warrants was approximately $1.0 million, of which $1.0 million was reflected as common stock warrant liability with an offset to additional paid-in capital as of the offering close date. As of March 31, 2013, the fair value of the warrants was estimated using Black-Scholes with the following weighted average assumptions: risk-free interest rate of 0.7%, an expected life of 0.9 years; an expected volatility factor of 127.5% and a dividend yield of 0.0%. The fair value of the warrants decreased to zero as of September 30, 2013 and we recognized a $9 favorable non-cash adjustment from the change in fair value of these warrants for the nine months ended September 30, 2013.

On February 17, 2011, we entered into a securities purchase agreement and issued Series K Warrants to purchase up to 1,700,002 shares of common stock at an exercise price of $2.40 per share, which warrants are not exercisable until six months after issuance and have a term of five and one-half years. The fair value of the warrants was estimated using Black-Scholes with the following weighted-average assumptions:  risk-free interest rate of 1.4%, an expected life of 4.1 years; an expected volatility factor of 103.2% and a dividend yield of 0.0%. The estimated value of these warrants was approximately $2.6 million, of which $2.6 million was reflected as common stock warrant liability with an offset to preferred stock as of the offering close date. During the quarter ended March 31, 2012, 472,222 Series K Warrants were exercised at a price of $0.60 and total proceeds of approximately $283,000. As a result of the exercise, we recognized approximately $253,000 in the change in the estimated value assigned to the warrants as an increase to equity and a decrease to the warrant liability. On March 30, 2012, we entered into an Amendment to Securities Purchase Agreement with the holders of the remaining Series K warrants (Series K Amendment) reducing the exercise price to $0.40 and removing provisions for any future price adjustment to the exercise price. On March 30, 2012, the fair value of the warrants was estimated using Black-Scholes with the following weighted average assumptions: risk-free interest rate of 0.5%, an expected life of 3.0 years; an expected volatility factor of 109.3% and a dividend yield of 0.0%. The fair value of the warrants increased to approximately $481,000 as of March 30, 2012 and we recognized a $425,000 unfavorable non-cash adjustment from the change in fair value of these warrants for the three months ended March 31, 2012. As a result of the Series K Amendment, the fair value of the warrants of approximately $481,000 was reclassified from warrant liability to equity.

As of September 30, 2013, we have 3,398,045 warrants outstanding at a weighted-average exercise price of $1.36. During the nine months ended September 30, 2013, there was no activity in our outstanding warrants.

13. Stock Warrants and Warrant Liability

On February 17, 2011, we entered into a securities purchase agreement and issued Series K Warrants to purchase up to 1,700,002 shares of common stock at an exercise price of $2.40 per share, which warrants are not exercisable until six months after issuance and have a term of five and one-half years. The fair value of the warrants was estimated using Black-Scholes with the following weighted-average assumptions:  risk-free interest rate of 1.4%, an expected life of 4.1 years; an expected volatility factor of 103.2% and a dividend yield of 0.0%. The estimated value of these warrants was approximately $2.6 million, of which $2.6 million was reflected as common stock warrant liability with an offset to preferred stock as of the offering close date. As a result of the August 16, 2011 security sale, the exercise price of the Series K warrants was reduced from $2.40 to $1.01; as a result of the September 28, 2011 security sale, the exercise price of the Series K warrants was further reduced from $1.01 to $0.80. The estimated value assigned to the reduction in exercise price was $270,000 and $50,000, respectively, on August 16, 2011 and September 28, 2011, and we recognized a non-cash charge from the change in the fair value of the warrants. During the nine months ended September 30, 2012, 472,222 Series K Warrants were exercised at a price of $0.60 per share and total proceeds of approximately $283,000. As a result of the exercise, we recognized approximately $253,000 in the change in the estimated value assigned to the warrants as an increase to equity and a decrease to the warrant liability. On March 30, 2012, we entered into an Amendment to Securities Purchase Agreement with the holders of the remaining Series K warrants (Series K Amendment) reducing the exercise price to $0.40 and removing provisions for any future price adjustment to the exercise price. On March 30, 2012, the fair value of the warrants was estimated using Black-Scholes with the following weighted average assumptions: risk-free interest rate of 0.5%, an expected life of 3.0 years; an expected volatility factor of 109.3% and a dividend yield of 0.0%. The fair value of the warrants increased to approximately $481,000 as of March 30, 2012 and we recognized a $425,000 unfavorable non-cash adjustment from the change in fair value of these warrants for the three months ended March 31, 2012. On March 30, 2012, as a result of the Series K Amendment, the fair value of the warrants of approximately $481,000 was reclassified from warrant liability to equity.

In connection with the February 17, 2011 securities purchase agreement, we issued as a placement agent fee to our financial advisory firm warrants to purchase 60,000 shares of common stock at an exercise price of $2.44 per share, with a term of five years. The fair value of the warrants was estimated using Black-Scholes with the following weighted-average assumptions:  risk-free interest rate of 1.4%, an expected life of 3.8 years; an expected volatility factor of 103.2% and a dividend yield of 0.0%. The estimated value of these warrants was approximately $89,000 which was reflected as a reduction in the net proceeds of the preferred stock with an offset to additional paid in capital as of the offering close date.

On August 16, 2011, we entered into a securities purchase agreement and issued Series L Warrants to purchase up to 643,564 shares of common stock at an exercise price of $1.17 per share, which warrants were not exercisable until six months after issuance and have a term of five and one-half years. The fair value of the warrants was estimated using Black-Scholes with the following weighted-average assumptions:  risk-free interest rate of 0.3%, an expected life of 4.1 years; an expected volatility factor of 109.5% and a dividend yield of 0.0%. The estimated value of these warrants was approximately $554,000. In connection with the August 16, 2011 securities purchase agreement, we agreed to extend the term of the remainder of our outstanding Series J Warrants until March 28, 2017. The estimated value assigned to the reduction in exercise price and extension of these warrants was approximately $86,000. As the terms of the Series J Warrants are classified as equity, as opposed to liability, there was no accounting impact as a result of the amendment to the Series J Warrant agreement.

On September 28, 2011, we entered into a securities purchase agreement and issued Series M Warrants to purchase up to 325,000 shares of common stock at an exercise price of $0.81 per share, which warrants are not exercisable until six months after issuance and have a term of 5½ years. The fair value of the warrants was estimated using Black-Scholes with the following weighted-average assumptions:  risk-free interest rate of 0.4%, an expected life of 4.1 years; an expected volatility factor of 109.1% and a dividend yield of 0.0%. The estimated value of these warrants was approximately $193,000. In connection with the September 28, 2011 securities purchase agreement, we agreed to extend the term of the remainder of our outstanding Series L Warrants until March 28, 2017. The estimated value assigned to the reduction in exercise price and extension of these warrants was approximately $31,000. As the terms of the Series L Warrants are classified as equity, as opposed to liability, there was no accounting impact as a result of the amendment to the Series L Warrant agreement.

The following table summarizes the Warrant activity for the twelve months ending December 31, 2012 and 2011:

	Warrants for Number of Shares	Weighted-Average Exercise Price
Outstanding at January 1, 2012	1,503,997	$9.32
Issued	2,758,269	$0.72
Exercised	—	$—
Cancelled/expired	(156,250)	$(5.36)
Outstanding at December 31, 2012	4,106,016	$3.57
Issued	—	$—
Exercised	(472,222)	$(0.60)
Cancelled/expired	(235,749)	$(40.32)
Outstanding at December 31, 2012	3,398,045	$1.36